Lease liability	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Lease liability

31.	Lease liability

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and buildings. Changes in the balance of lease liabilities are presented below:

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2024	5,484	31,665	37,149
Remeasurement / new contracts	3,019	9,575	12,594
Payment of principal and interest	(2,669)	(6,740)	(9,409)
Interest expenses	491	2,192	2,683
Foreign exchange losses	(342)	(3,956)	(4,298)
Translation adjustment	663	3,970	4,633
Balance at December 31, 2025	6,646	36,706	43,352
Current			10,037
Non-current			33,315

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	1,589	8,128	9,717
Payment of principal and interest	(2,649)	(5,192)	(7,841)
Interest expenses	529	1,765	2,294
Foreign exchange losses	716	6,986	7,702
Translation adjustment	(1,493)	(7,068)	(8,561)
Transfers	−	39	39
Balance at December 31, 2024	5,484	31,665	37,149
Current			8,542
Non-current			28,607

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2026	2027	2028	2029	2030	2031 onwards	Total (2)	Recoverable taxes (2)
Without readjustment
Vessels	5,235	3,577	1,846	679	321	1,731	13,389	272
Others	215	185	138	97	55	28	718	60
With readjustment - abroad (1)
Vessels	396	394	207	67	24	7	1,095	−
Platforms	3,373	2,939	2,851	2,829	2,711	30,205	44,908	−
With readjustment - Brazil
Vessels	765	513	335	125	2	34	1,774	140
Properties	134	173	149	109	97	1,246	1,908	28
Others	248	213	145	102	106	41	855	63
Nominal amounts on December 31, 2025	10,366	7,994	5,671	4,008	3,316	33,292	64,647	563
(1) Contracts signed in the U.S. dollars.
(2) On December 31, 2024, the nominal amounts of future payments are US$ 55,117 and the recoverable taxes are US$ 509.

The following table presents the main information on leases by class of underlying assets, where platforms and vessels represent 95% of the lease liability:

Present Value of Future Payments (1)	Discount rate (%)	Average Period (years)	Recoverable taxes	12.31.2025	12.31.2024
Without readjustment
Vessels	4.9995	4.4	272	12,038	9,875
Others	5.2721	3.7	60	652	440
With readjustment - abroad
Platforms	6.4614	18.4	−	26,612	23,292
Vessels	5.3131	2.9	−	1,015	964
With readjustment - Brazil
Vessels	12.9138	2.6	140	1,510	1,313
Properties	8.1450	24.8	28	839	734
Others	11.6808	4.1	63	686	531
Total	6.0250	14.6	563	43,352	37,149
(1) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.

In certain contracts, there are variable payments and terms of less than 1 year recognized as expenses:

	12.31.2025	12.31.2024
Variable payments	1,083	1,035
Up to 1 year maturity	13	96
Variable payments x fixed payments	11%	13%

At December 31, 2025, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 20,356 (US$ 65,034 at December 31, 2024).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 33.3.

Accounting policy for lease liabilities

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 33.3.1).

In the E&P segment, some activities are conducted by joint operations with partner companies where the Company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. When using underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.